Details of treasury and other financial risks - Estimated transaction exposure and related hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	€ 5,131	€ 4,707
Hedge of transaction exposure	3,363	3,150
Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,559	1,488
Hedge of transaction exposure		€ 1,267
Payables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	1,322
US Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	2,168
Hedge of transaction exposure	(1,614)
US Dollar [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	1,030
Hedge of transaction exposure	958
Yen [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	665
Hedge of transaction exposure	306
Yen [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	11
Hedge of transaction exposure	10
Pound Sterling [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	338
Hedge of transaction exposure	179
Pound Sterling [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	11
Hedge of transaction exposure	11
Yuan Renminbi [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	624
Hedge of transaction exposure	433
Yuan Renminbi [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	83
Hedge of transaction exposure	71
Canadian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	338
Hedge of transaction exposure	173
Zloty [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	70
Hedge of transaction exposure	31
Australian Dollar [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	240
Hedge of transaction exposure	122
Swiss Franc [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	124
Hedge of transaction exposure	57
Swiss Franc [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	2
Hedge of transaction exposure	2
Czech Koruna [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	63
Hedge of transaction exposure	29
Swedish Krona [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	71
Hedge of transaction exposure	30
Swedish Krona [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Russian Ruble [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	125
Russian Ruble [Member] | Receivables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Hedge of transaction exposure	113
Others [Member] | Receivables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	306
Hedge of transaction exposure	275
Others [Member] | Payables cash flow [Member]
Details of treasury and other financial risks [Line Items]
Transaction exposure	419
Hedge of transaction exposure	€ 267